Segment Information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 30,881	R$ 28,073
Income related to financial operations	225,726	144,514	R$ 123,611
Income related to insurance and private pension operations before claim and selling expenses	5,938	5,354	4,488
Commissions and Banking Fees	R$ 46,378	42,324	38,557
Maximum revenue percentage represented by clients	10.00%
Brazil [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 30,230	21,390
Income related to financial operations	174,118	117,094	104,364
Income related to insurance and private pension operations before claim and selling expenses	5,093	5,332	4,488
Commissions and Banking Fees	31,928	37,744	34,624
Abroad [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	651	6,683
Income related to financial operations	51,608	27,420	19,247
Income related to insurance and private pension operations before claim and selling expenses	845	22
Commissions and Banking Fees	R$ 14,450	R$ 4,580	R$ 3,933